SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 10,147,362	$ 14,213,841	$ 13,370,377
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning		28,431,196	44,356,789
Exercised		(2,323,795)	(11,347,330)
Forfeited			(4,578,263)
Outstanding at the end		26,107,401	28,431,196	44,356,789
Outstanding at the beginning		$ 0.03046	$ 0.04833
Exercised		0.03554	0.02521
Forfeited			0.19802
Outstanding at the end		$ 0.03001	$ 0.03046	$ 0.04833
Weighted average remaining contractual life		4 years 9 months 29 days	5 years 9 months 25 days	6 years 9 months 7 days
Aggregate intrinsic value		$ 7,243,680	$ 7,335,391	$ 12,375,711
Share-based compensation	$ 800,000	612,686	$ 1,238,963	$ 4,272,939
Total unrecognized share based compensation expense		$ 5,964,247
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days